Financing Arrangements	12 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Financing Arrangements

Note 13 — Financing Arrangements

In December 2011, the Company entered into a $500,000 five-year revolving credit facility with a syndicate of banks. The credit facility is available for general corporate purposes, including acquisitions and repurchases of ordinary shares that the Company may consider from time to time. The interest rate for borrowings under the revolving credit facility is chosen at the Company’s option from several pre-defined alternatives, depends on the circumstances of any advance and is based in part on the Company’s credit ratings. As of September 30, 2013, the Company was in compliance with the financial covenants under the revolving credit facility. In September 2013, the Company borrowed an aggregate of $200,000 under the facility and repaid it in October 2013. In September 2012, the Company borrowed an aggregate of $200,000 under the facility and repaid it in October 2012.

As of September 30, 2013, the Company had several uncommitted lines of credit available for general corporate and other specific purposes.

As of September 30, 2013, the Company had outstanding letters of credit and bank guarantees of $64,331. These were supported by a combination of unused lines of credit and restricted cash balances that the Company maintains with various banks.